Fair value (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement Text Block Abstract
Schedule of assets and liabilities that are recognized in the financial statements
	30 June 2022
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	13,267	12,123	-	25,390
Quoted equities at FVOCI	9,783	-	-	9,783
Quoted bonds at FVOCI	404,739	65,957	-	470,696
Unquoted equities at FVOCI*	-	-	7,205	7,205
Investment properties	-	-	15,660	15,660
	427,789	78,080	22,865	528,734
Liabilities measured at fair value:
Derivative financial liability	-	9,319	-	9,319

	31 December 2021
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	14,162	14,377	-	28,539
Quoted equities at FVOCI	13,721	-	-	13,721
Quoted bonds at FVOCI	356,141	62,304	-	418,445
Unquoted equities at FVOCI*	-	-	7,046	7,046
Investment properties	-	-	16,308	16,308
	384,024	76,681	23,354	484,059
Liabilities measured at fair value:
Derivative financial liability	-	12,938	-	12,938

Schedule of reconciliation of fair value of the unquoted equities
	30 June 2022	31 December 2021
	USD ’000	USD ’000

Balance at the beginning of the period / year	7,046	6,748
Total gains recognized in OCI	159	298
Balance at the end of the period / year	7,205	7,046